UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Admiral Advisors LLC
Address: 666 Third Avenue, 26th Floor
         New York, NY  10017

13F File Number:  28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marran H. Ogilvie
Title:     General Counsel
Phone:     212-845-7909

Signature, Place, and Date of Signing:

      /s/ Marran H. Ogilvie     New York, NY     August 18, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-06309                      Ramius Capital Group, LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $234,524 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASHWORTH INC                   COM              04516H101     8698   966455 SH       SOLE                   966455        0        0
BALLY TOTAL FITNESS HLDG COR   COM              05873K108     2628   387646 SH       SOLE                   387646        0        0
BOTTOMLINE TECH DEL INC        COM              101388106     3593   441450 SH       SOLE                   441450        0        0
CONMED CORP                    COM              207410101     3577   172807 SH       SOLE                   172807        0        0
CPI CORP                       COM              125902106     8657   282000 SH       SOLE                   282000        0        0
FLORIDA EAST COAST INDS        COM              340632108     6020   115035 SH       SOLE                   115035        0        0
GRAVITY CO LTD                 SPONSORED ADR    38911N107     3494   493572 SH       SOLE                   493572        0        0
I-MANY INC                     COM              44973Q103     4779  1991078 SH       SOLE                  1991078        0        0
INTERNATIONAL ALUM CORP        COM              458884103     5430   142905 SH       SOLE                   142905        0        0
LANCASTER COLONY CORP          COM              513847103     5405   136937 SH       SOLE                   136937        0        0
MULTIMEDIA GAMES INC           COM              625453105      808    79736 SH       SOLE                    79736        0        0
PEP BOYS MANNY MOE & JACK      COM              713278109    15739  1341784 SH       SOLE                  1341784        0        0
PHOENIX TECHNOLOGY LTD         COM              719153108    11169  2322033 SH       SOLE                  2322033        0        0
RAILAMERICA INC                COM              750753105    10457   999684 SH       SOLE                   999684        0        0
RED LION HOTELS CORP           COM              756764106     1216   111037 SH       SOLE                   111037        0        0
S1 CORPORATION                 COM              78463B101    22704  4729937 SH       SOLE                  4729937        0        0
SCHULMAN A INC                 COM              808194104    26442  1155198 SH       SOLE                  1155198        0        0
SCS TRANSN INC                 COM              81111T102    31678  1150684 SH       SOLE                  1150684        0        0
SHARPER IMAGE CORP             COM              820013100    20354  1832012 SH       SOLE                  1832012        0        0
STRIDE RITE CORP               COM              863314100    18954  1436960 SH       SOLE                  1436960        0        0
SYMS CORP                      COM              871551107    10042   545776 SH       SOLE                   545776        0        0
TOLLGRADE COMMUNICATIONS INC   COM              889542106     3810   392766 SH       SOLE                   392766        0        0
TOPPS INC                      COM              890786106      999   121518 SH       SOLE                   121518        0        0
WARNACO GROUP INC              COM NEW          934390402     7815   418366 SH       SOLE                   418366        0        0
WATCHGUARD TECHNOLOGIES INC    COM              941105108       56    13650 SH       SOLE                    13650        0        0